Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 VND (₫)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 VND (₫)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 2,365,022								₩ 2,602,560								₩ 1,558,696	₩ 751,662
Deposits in banks	78,411								758,089
Trade accounts and notes receivable	2,829,163								4,325,120
Non-trade receivable	159,238								150,554
Other assets denominated in foreign currencies	3,087,461								2,875,090
Other accounts payable	3,566,629								3,169,937
Borrowings	₩ (8,558,777)								₩ (5,603,118)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents		¥ 5,515	$ 790	€ 8	¥ 83	zł 206	$ 121	₫ 2,070,889		¥ 6,940	$ 1,228	€ 3	¥ 152	zł 165	$ 16	₫ 342,063
Deposits in banks | ¥										750
Trade accounts and notes receivable		1,098	2,175		7					1,453	3,316		11
Non-trade receivable		201	21	4	852		3	23,182		136	62	9	1,340		2	13,405
Other assets denominated in foreign currencies		11,157	33	12	220	23	108	2,782
Other assets denominated in foreign currencies		(2,862)	(863)		(12,501)			(355,390)		596	1		206		7	1,882
Trade accounts and notes payable										(2,843)	(1,345)		(14,898)			(102,398)
Other accounts payable		(4,762)	(928)	(3)	(20,326)	(4)	(6)	(1,585,130)		(2,403)	(285)	(8)	(14,653)	(4)	(11)	(2,138,370)
Borrowings		(5,198)	(2,571)							(3,263)	(1,500)
Aggregate notional amounts in financial position		5,149	(1,343)	21	(31,665)	225	226	156,333
Currency swap contracts | $			780
Net exposure		¥ 5,149	$ (563)	€ 21	¥ (31,665)	zł 225	$ 226	₫ 156,333		¥ 1,366	$ 1,477	€ 4	¥ (27,842)	zł 161	$ 14	₫ (1,883,418)